Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	£ 262	£ 234
Broking income	198	208
Underwriting	176	147
Account services	168	166
Credit facilities	151	148
Global custody	94	85
Remittances	61	52
Corporate finance	51	33
Securities others – (including stock lending)	45	52
Loans granted other than prepayment fees	36	29
Other	274	221
Fee income	1,516	1,375
Less: fee expense	(855)	(721)
Net fee income	661	654
CIB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	1,514	1,416
Less: fee expense	(1,074)	(960)
Net fee income	440	456
IWPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	296	279
Less: fee expense	(75)	(75)
Net fee income	221	204
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(294)	(320)
Less: fee expense	294	314
Net fee income	£ 0	£ (6)